STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY
NOTE 19.    STOCKHOLDERS’ EQUITY
Common Stock
As of December 31, 2011 and 2010, we had 200,000,000 shares of common stock authorized with a $0.10 par value per share, of which 150,733,022 shares were issued and outstanding at December 31, 2011 and 141,656,426 shares were issued and outstanding at December 31, 2010. During 2011, 2010 and 2009, no dividends were declared or paid. Under the terms of the Senior Notes and the 2011 Credit Facility, we must meet certain financial covenants before we may pay dividends. We currently do not intend to pay dividends.
Tax Withholding
We repurchase shares of restricted common stock that have been previously granted to certain of our employees, pursuant to an agreement under which those individuals are permitted to sell shares back to us in order to satisfy the minimum income tax withholding requirements related to vesting of these grants. We repurchased a total of 383,884, 301,837 and 71,954 shares for an aggregate cost of $5.7 million, $3.1 million and $0.5 million during 2011, 2010 and 2009, respectively, which represented the fair market value of the shares based on the price of our stock on the dates of purchase.
Common Stock Warrants
On May 12, 2009, in connection with the settlement of a lawsuit, we issued to two individuals warrants to purchase 174,000 shares of our common stock at an exercise price of $4.56 per share. As of December 31, 2011, all of these warrants had been exercised.